Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and UF indexation revenue	$ 36,764	$ 61,145	$ 19,421
Income from commissions	104,179	112,489	98,915
Net Financial income (expense)	(18,367)	88,103	49,775
Other income	215	79	466
Total Income	122,791	261,816	168,577
Interest and UF indexation expense	12,378	13,754	491
Expenses from commissions	29,508	35,948	29,813
Expenses credit losses	(2,096)	268	1,733
Expenses from salaries and employee benefits	118,934	104,570	93,204
Administrative expenses	15,791	25,977	24,174
Other expenses	25	28	37
Total Expenses	174,540	180,545	149,452
Other Legal Entity [Member]
Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and UF indexation revenue	29,432	49,027	12,591
Income from commissions	103,906	112,308	98,680
Net Financial income (expense)	(18,367)	88,103	49,775
Other income	215	79	466
Total Income	115,186	249,517	161,512
Interest and UF indexation expense	7,329	11,307	457
Expenses from commissions	29,508	35,948	29,813
Expenses credit losses	(2,078)	242	1,659
Expenses from salaries and employee benefits	421	173	6
Administrative expenses	11,776	22,254	20,771
Other expenses		10	32
Total Expenses	46,956	69,934	52,738
Key personnel of the consolidated Bank [Member]
Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and UF indexation revenue	1,298	2,382	1,313
Income from commissions	24	20	26
Net Financial income (expense)
Other income
Total Income	1,322	2,402	1,339
Interest and UF indexation expense	546	182	4
Expenses from commissions
Expenses credit losses	(3)	(5)
Expenses from salaries and employee benefits	38,083	32,894	26,100
Administrative expenses	3,786	3,603	3,325
Other expenses	2	3	1
Total Expenses	42,414	36,677	29,430
Other Related party [Member]
Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and UF indexation revenue	6,034	9,736	5,517
Income from commissions	84	69	60
Net Financial income (expense)
Other income
Total Income	6,118	9,805	5,577
Interest and UF indexation expense	2,505	1,393	27
Expenses from commissions
Expenses credit losses	(15)	31	74
Expenses from salaries and employee benefits	80,430	71,503	67,098
Administrative expenses	229	120	78
Other expenses	23	15	4
Total Expenses	83,172	73,062	67,281
Parent Entity [Member]
Related Party Disclosures (Details) - Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and UF indexation revenue
Income from commissions	165	92	149
Net Financial income (expense)
Other income
Total Income	165	92	149
Interest and UF indexation expense	1,998	872	3
Expenses from commissions
Expenses credit losses
Expenses from salaries and employee benefits
Administrative expenses
Other expenses
Total Expenses	$ 1,998	$ 872	$ 3